Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Auto Components - 2.4%
Stoneridge, Inc. (A)	339,034	$ 9,306,483
Visteon Corp. (A)	115,033	14,664,407

		23,970,890

Automobiles - 1.2%
Winnebago Industries, Inc.	176,424	12,183,841

Banks - 19.1%
Ameris Bancorp	266,358	10,417,261
Atlantic Union Bankshares Corp.	319,826	10,503,086
BancorpSouth Bank	294,489	8,142,621
Cadence BanCorp	683,158	12,242,191
Enterprise Financial Services Corp.	220,142	7,773,214
FB Financial Corp.	222,652	8,318,279
First Bancorp	214,616	7,309,821
Hancock Whitney Corp.	279,442	9,540,150
Pacific Premier Bancorp, Inc.	302,364	10,053,603
PacWest Bancorp	99,643	3,008,222
Pinnacle Financial Partners, Inc.	142,284	9,750,722
Renasant Corp.	250,892	8,881,577
South State Corp.	60,948	4,250,514
Synovus Financial Corp.	275,241	10,238,965
TCF Financial Corp.	93,528	3,634,498
Umpqua Holdings Corp.	592,123	8,591,705
United Community Banks, Inc.	271,052	8,085,481
Valley National Bancorp	1,035,274	10,570,148
Veritex Holdings, Inc.	407,833	10,424,211
Webster Financial Corp.	268,216	12,539,098
WesBanco, Inc.	326,026	9,454,754
Wintrust Financial Corp.	172,347	10,373,566

		194,103,687

Biotechnology - 1.0%
Coherus Biosciences, Inc. (A) (B)	552,864	10,393,843

Building Products - 1.0%
Griffon Corp.	437,922	9,835,728

Chemicals - 1.1%
Livent Corp. (A) (B)	591,217	10,771,974

Commercial Services & Supplies - 2.7%
BrightView Holdings, Inc. (A)	617,574	8,757,199
Covanta Holding Corp.	901,701	12,759,069
VSE Corp.	186,830	6,464,318

		27,980,586

Communications Equipment - 1.1%
Casa Systems, Inc. (A)	1,464,840	11,293,916

Construction & Engineering - 3.9%
Great Lakes Dredge & Dock Corp. (A)	378,185	5,154,662
MasTec, Inc. (A)	281,855	21,745,113
Tutor Perini Corp. (A)	868,095	12,934,615

		39,834,390

Construction Materials - 0.8%
Summit Materials, Inc., Class A (A)	395,654	8,122,777

Containers & Packaging - 2.5%
Graphic Packaging Holding Co.	573,434	8,979,977

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging (continued)
Greif, Inc., Class A	181,888	$ 8,214,062
Ranpak Holdings Corp. (A)	456,083	7,908,479

		25,102,518

Diversified Consumer Services - 2.2%
Adtalem Global Education, Inc. (A)	289,913	11,187,742
H&R Block, Inc.	637,160	10,978,267

		22,166,009

Electric Utilities - 0.4%
Spark Energy, Inc., Class A (B)	405,077	4,443,695

Electronic Equipment, Instruments & Components - 1.5%
Knowles Corp. (A)	470,680	9,079,417
Sanmina Corp. (A)	211,244	6,569,689

		15,649,106

Energy Equipment & Services - 0.7%
Liberty Oilfield Services, Inc., Class A	589,278	7,083,122

Entertainment - 2.8%
IMAX Corp. (A)	646,434	12,217,602
Lions Gate Entertainment Corp., Class B (A)	1,322,891	16,350,933

		28,568,535

Equity Real Estate Investment Trusts - 8.4%
Alexander & Baldwin, Inc.	443,161	6,700,594
Apple Hospitality, Inc.	604,853	7,548,565
CareTrust, Inc.	359,740	8,079,760
Community Healthcare Trust, Inc.	130,874	5,852,685
Cousins Properties, Inc.	178,581	5,632,445
Independence Realty Trust, Inc.	582,884	7,740,700
Industrial Logistics Properties Trust	327,893	6,954,611
NexPoint Residential Trust, Inc.	187,229	7,389,929
Outfront Media, Inc.	510,920	9,314,072
Pebblebrook Hotel Trust	337,489	6,203,048
Summit Hotel Properties, Inc.	889,595	7,205,719
Sunstone Hotel Investors, Inc.	595,053	6,367,067

		84,989,195

Food & Staples Retailing - 0.4%
Andersons, Inc.	173,381	3,987,763

Food Products - 0.6%
B&G Foods, Inc. (B)	164,557	6,266,331

Health Care Equipment & Supplies - 1.1%
Lantheus Holdings, Inc. (A)	707,729	11,514,751

Health Care Providers & Services - 3.0%
AMN Healthcare Services, Inc. (A)	146,437	10,561,036
Patterson Cos., Inc.	242,739	7,689,972
Premier, Inc., Class A	348,237	11,794,787

		30,045,795

Hotels, Restaurants & Leisure - 1.8%
Extended Stay America, Inc.	480,734	7,057,175
International Game Technology PLC (B)	691,093	11,133,508

		18,190,683

Household Durables - 4.1%
Century Communities, Inc. (A)	237,406	11,143,837
MDC Holdings, Inc.	207,193	10,778,180
Taylor Morrison Home Corp. (A)	343,658	8,928,235
Universal Electronics, Inc. (A)	198,937	10,790,343

		41,640,595

Transamerica Funds	Page 1

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 3.8%
Argo Group International Holdings, Ltd.	163,062	$ 6,579,552
Hanover Insurance Group, Inc.	86,674	9,748,225
Horace Mann Educators Corp.	226,345	8,865,934
Selective Insurance Group, Inc.	149,080	9,687,218
Universal Insurance Holdings, Inc.	298,382	3,995,335

		38,876,264

Machinery - 2.0%
Meritor, Inc. (A)	359,581	9,280,785
Wabash National Corp.	705,487	11,252,518

		20,533,303

Media - 1.8%
Gray Television, Inc. (A)	553,663	9,439,954
Nexstar Media Group, Inc., Class A	78,621	8,936,849

		18,376,803

Metals & Mining - 0.6%
Compass Minerals International, Inc.	102,975	5,999,324

Mortgage Real Estate Investment Trusts - 2.2%
Ladder Capital Corp.	688,718	6,770,098
New Residential Investment Corp.	820,191	7,701,593
Redwood Trust, Inc.	958,670	8,225,389

		22,697,080

Multi-Utilities - 2.1%
Black Hills Corp.	183,055	10,822,212
NorthWestern Corp.	186,164	10,140,353

		20,962,565

Oil, Gas & Consumable Fuels - 3.0%
Brigham Minerals, Inc., Class A	405,407	5,428,400
CNX Resources Corp. (A)	579,482	7,342,037
Delek US Holdings, Inc.	258,482	4,849,122
Renewable Energy Group, Inc. (A)	115,341	10,334,553
Scorpio Tankers, Inc. (B)	232,481	2,892,064

		30,846,176

Paper & Forest Products - 0.8%
Neenah, Inc.	161,087	8,202,550

Pharmaceuticals - 0.6%
Prestige Consumer Healthcare, Inc. (A)	145,986	5,839,440

Road & Rail - 1.0%
Ryder System, Inc.	157,683	9,869,379

Semiconductors & Semiconductor Equipment - 0.7%
Ichor Holdings, Ltd. (A)	184,223	6,650,450

Software - 3.8%
Avaya Holdings Corp. (A)	248,250	5,521,080
Ebix, Inc.	215,328	11,212,129
Xperi Holding Corp.	645,596	12,434,179
Zix Corp. (A)	1,122,887	9,151,529

		38,318,917

Specialty Retail - 4.5%
Asbury Automotive Group, Inc. (A)	113,690	16,213,331
Foot Locker, Inc.	210,671	9,231,603
MarineMax, Inc. (A)	261,350	10,932,271
Urban Outfitters, Inc. (A)	340,945	9,352,121

		45,729,326

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.7%
Oxford Industries, Inc.	105,386	$ 6,875,383

Trading Companies & Distributors - 5.6%
Air Lease Corp.	224,238	8,886,552
GATX Corp.	95,409	8,853,955
GMS, Inc. (A)	387,198	11,224,870
Rush Enterprises, Inc., Class A	267,037	11,212,884
WESCO International, Inc. (A)	222,286	16,918,187

		57,096,448

Total Common Stocks (Cost $812,830,044)		985,013,138

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (C)	7,388,000	7,388,000

Total Other Investment Company (Cost $7,388,000)		7,388,000

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
Fixed Income Clearing Corp., 0.00% (C), dated 01/29/2021, to be repurchased at $40,854,865 on 02/01/2021. Collateralized by a U.S. Government Obligation, 1.50%, due 02/28/2023, and with a value of $41,671,968.	$ 40,854,865	40,854,865

Total Repurchase Agreement (Cost $40,854,865)		40,854,865

Total Investments (Cost $861,072,909)		1,033,256,003
Net Other Assets (Liabilities) - (1.7)%		(17,225,342)

Net Assets - 100.0%		$ 1,016,030,661

Transamerica Funds	Page 2

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$985,013,138	$—	$—	$985,013,138
Other Investment Company	7,388,000	—	—	7,388,000
Repurchase Agreement	—	40,854,865	—	40,854,865

Total Investments	$992,401,138	$40,854,865	$—	$1,033,256,003

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $21,734,433, collateralized by cash collateral of $7,388,000 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $14,920,865. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4